UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    --------

                                    FORM N-Q
                                    --------

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  INVESTMENT COMPANY ACT FILE NUMBER 811-21815

             MERCANTILE ABSOLUTE RETURN FUND FOR TAX-EXEMPT/DEFERRED
                              INVESTORS (TEDI) LLC
               (Exact name of registrant as specified in charter)
                                    --------


                                Two Hopkins Plaza
                               Baltimore, MD 21201
               (Address of principal executive offices) (Zip code)

                        Mercantile Capital Advisors, Inc.
                                Two Hopkins Plaza
                               Baltimore, MD 21201
                            Attn: Jennifer E. Vollmer
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-410-237-5223

                     DATE OF FISCAL YEAR END: MARCH 31, 2008

                     DATE OF REPORTING PERIOD: JUNE 30, 2007

ITEM 1.   SCHEDULE OF INVESTMENTS

MERCANTILE ABSOLUTE RETURN
FUND FOR TAX-EXEMPT/
DEFERRED INVESTORS (TEDI) LLC

QUARTERLY REPORT (UNAUDITED)
JUNE 30, 2007

MERCANTILE ABSOLUTE RETURN FUND FOR TAX-EXEMPT/DEFERRED
INVESTORS (TEDI) LLC
SCHEDULE OF INVESTMENTS (UNAUDITED)
JUNE 30, 2007
--------------------------------------------------------------------------------

Mercantile Absolute Return Fund For Tax-Exempt/Deferred Investors (TEDI) LLC (the "Fund") invests substantially all of its assets in Mercantile Absolute Return Master Fund LLC (the "Master Fund"). As of June 30, 2007, the Fund owned 5.56% of the Master Fund. The schedule of investments of the Master Fund is as follows:

                                                                                                    % OF
INVESTMENT FUNDS*                                                COST              VALUE       MEMBERS' CAPITAL
EVENT-DRIVEN
    Aspen Partners, L.P.                                      $   150,419        $   231,297               0.37%
    Canyon Value Realization Fund, L.P.                         1,730,306          2,336,283               3.68
    Castlerigg Partners, L.P.                                   3,000,000          3,542,763               5.58
    Cerberus Partners, L.P.                                     2,000,000          4,516,217               7.12
    Cevian Capital II, L.P.                                     1,750,000          1,912,741               3.01
    Ecofin Special Situations Utilities Fund, L.P.              1,200,000          1,387,617               2.19
    Farallon Capital Offshore Investors, Inc.                   2,395,526          4,387,596               6.91
    Icahn Partners, L.P.                                        1,700,000          1,949,019               3.07
    Montrica Global Opportunities, L.P.                         2,000,000          2,185,127               3.44
    Sisu Capital                                                1,200,000          1,405,739               2.22
    Sopris Capital Partners, L.P.                               1,318,000          1,390,528               2.19
    Taconic Opportunity Fund, L.P.                              3,000,000          3,943,337               6.21
                                                              -----------        -----------   ----------------
             Total Event-Driven                                21,444,251         29,188,264              45.99
HEDGED EQUITY
    32 Capital Fund, L.L.C.                                     1,000,000          1,231,179               1.94
    Ascend Partners Fund II, L.P.                               1,064,378          1,334,149               2.10
    Ecofin Global Utilities Hedge Fund LTD                      1,000,000          1,091,510               1.72
    GCM Little Arbor Institutional Partners, L.P.               1,000,000          1,218,227               1.92
    Perry Partners, L.P.                                        2,000,000          3,309,694               5.22
    SCP Domestic Fund, L.P.                                     1,000,000          1,351,866               2.13
    Walker Smith Q.P.                                           1,500,000          1,740,098               2.74
                                                              -----------        -----------   ----------------
             Total Hedged Equity                                8,564,378         11,276,723              17.77
CREDIT BASED
    Arx Global High Yield Securities Fund I, L.P.               1,500,000          2,784,968               4.39
    Blue Mountain Credit, L.P.                                  2,000,000          2,758,366               4.34
    Chatham Asset Partners High Yield Fund, L.P.                1,550,983          2,025,556               3.19
    GSO Special Situations, L.P.                                1,500,000          1,959,182               3.09
                                                              -----------        -----------   ----------------
             Total Credit Based                                 6,550,983          9,528,072              15.01
MULTI-STRATEGY
    Amaranth Partners, L.L.C.                                     393,948            271,331               0.43
    Elliott Associates, L.P.                                    2,400,000          4,294,039               6.76
    HBK Fund, L.P.                                              3,000,000          3,287,000               5.18
                                                              -----------        -----------   ----------------
             Total Multi-Strategy                               5,793,948          7,852,370              12.37
FIXED INCOME ARBITRAGE
    Brevan Howard, L.P.                                         1,750,000          2,256,214               3.56
    MKP Credit, L.P.                                            1,838,324          2,094,309               3.30
    Parsec Trading Corp.                                        1,800,000          1,836,070               2.89
                                                              -----------        -----------   ----------------
             Total Fixed Income Arbitrage                       5,388,324          6,186,593               9.75
                                                              -----------        -----------   ----------------
             Total Investments                                $47,741,884        $64,032,022             100.89%
                                                              ===========        ===========   ================

* All investments are non-income producing.

MERCANTILE ABSOLUTE RETURN FUND FOR TAX-EXEMPT/DEFERRED
INVESTORS (TEDI) LLC
SCHEDULE OF INVESTMENTS (UNAUDITED)
JUNE 30, 2007
--------------------------------------------------------------------------------

As of June 30, 2007, the value of the Master Fund's investments by country as a percentage of members' capital is as follows:

         COUNTRY                            COST          VALUE
     British Virgin Islands - 6.92%     $  2,395,526  $  4,387,596
     Cayman Islands - 6.45%                3,750,000     4,097,868
     United States - 87.52%               41,596,358    55,546,558
                                        ------------  ------------
                                        $ 47,741,884  $ 64,032,022
                                        ============  ============

Percentages above are based on members' capital of $63,469,360. The aggregate cost of investments for tax purposes was expected to be similar to book cost of $47,741,884. Net unrealized appreciation on investments for tax purposes was $16,290,138 consisting of $16,412,755 of gross unrealized appreciation and $122,617 of gross unrealized depreciation.

The investments in Investment Funds shown above, representing 100.89% of members' capital, have been fair valued in accordance with procedures established by the Board of Directors.

For information on the Master Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Master Fund's most recent semi-annual or annual financial statements.

ITEM 2.   CONTROLS AND PROCEDURES

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting.

ITEM 3.  EXHIBITS.

(a) A separate certifications for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.



--------------------------------------------------------------------------------

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Mercantile Absolute Return Fund for Tax-Exempt/Deferred Investors (TEDI) LLC

/s/ Kevin A. McCreadie
---------------------------
Kevin A. McCreadie
Chief Executive Officer

Date: August 22, 2007




Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


/s/ Kevin A. McCreadie
---------------------------
Kevin A. McCreadie
Chief Executive Officer

Date: August 22, 2007


/s/ David Meyer
---------------------------
David Meyer
Chief Financial Officer

Date: August 22, 2007